SCHEDULE OF EXPENSE (INCOME) RECOGNIZED IN CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	$ (219)	$ (1,751)	$ (1,315)
Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	(342)	(1,220)	(1,290)
Selling and Marketing Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	(60)	(487)	(190)
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	183	(44)	165
Equity Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	503	543	346
Equity Classified Awards [Member] | Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	98	206	7
Equity Classified Awards [Member] | Selling and Marketing Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	111	59	269
Equity Classified Awards [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	294	278	70
Liability Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	(722)	(2,294)	(1,661)
Liability Classified Awards [Member] | Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	(440)	(1,426)	(1,297)
Liability Classified Awards [Member] | Selling and Marketing Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	(171)	(546)	(459)
Liability Classified Awards [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	$ (111)	$ (322)	$ 95